MFS® Research Bond Fund
MFS® Research Bond Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is December 29, 2014. MFS® Research Bond Fund

Effective immediately, the sub-sections entitled “Fees and Expenses” and “Example” under the main heading “Summary of Key Information” are restated in their entirety as follows:

Summary of Key Information

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect the management fee set forth in the fund’s Investment Advisory Agreement.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® Research Bond Fund	A		529A	529B	B	529C	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		4.25%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® Research Bond Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Management Fee		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.14%	0.14%	0.14%	0.14%	0.24%	0.24%	0.24%	0.14%	0.14%	0.14%	0.14%	0.05%
Total Annual Fund Operating Expenses		0.87%	1.62%	1.62%	0.62%	0.97%	1.72%	1.72%	1.62%	1.12%	0.87%	0.62%	0.53%
Fee Reductions and/or Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.03%)	(0.03%)	(0.18%)	(0.08%)	(0.08%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.74%	1.49%	1.59%	0.59%	0.79%	1.64%	1.64%	1.59%	1.09%	0.84%	0.59%	0.50%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A and Class 529A service fee to 0.15% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015. Assets attributable to Class B shares purchased prior to May 1, 2006, are subject to the Class B service fee of 0.25% of the fund's average daily net assets annually. On assets attributable to all other Class B shares, MFS Fund Distributors, Inc., has agreed in writing to waive the Class B service fee to 0.15% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2015, unless MFS Fund Distributors, Inc., elects to extend the waiver. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.74% of the fund's average daily net assets annually for Class A shares, 1.49% of the fund's average daily net assets annually for Class B shares, 1.59% of the fund's average daily net assets annually for each of Class C and Class R1 shares, 0.59% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 0.79% of the fund's average daily net assets annually for Class 529A shares, 1.64% of the fund's average daily net assets annually for each of Class 529B and Class 529C shares, 1.09% of the fund's average daily net assets annually for Class R2 shares, 0.84% of the fund's average daily net assets annually for Class R3 shares, and 0.50% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® Research Bond Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	497	678	875	1,440
B	552	798	1,069	1,710
C	262	508	878	1,919
I	60	196	343	771
529A	502	704	922	1,548
529B	567	834	1,126	1,825
529C	267	534	926	2,024
R1	162	508	878	1,919
R2	111	353	614	1,360
R3	86	275	479	1,070
R4	60	196	343	771
R5	51	167	293	662

Expense Example No Redemption MFS® Research Bond Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	152	498	869	1,710
C	162	508	878	1,919
529B	167	534	926	1,825
529C	167	534	926	2,024

Effective immediately, the “Performance Table” in the sub-section entitled “Performance Information” under the main heading “Summary of Key Information” is restated in its entirety as follows:
Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2013)
Average Annual Returns MFS® Research Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(5.70%)	7.01%	4.16%
C	C Shares Returns Before Taxes	(2.84%)	7.23%	3.96%
I	I Shares Returns Before Taxes	(0.89%)	8.33%	5.02%
529A	529A Shares Returns Before Taxes	(5.30%)	7.16%	4.20%
529B	529B Shares Returns Before Taxes	(5.77%)	6.87%	3.98%
529C	529C Shares Returns Before Taxes	(2.89%)	7.18%	3.81%
R1	R1 Shares Returns Before Taxes	(1.88%)	7.25%	3.91%
R2	R2 Shares Returns Before Taxes	(1.39%)	7.77%	4.40%
R3	R3 Shares Returns Before Taxes	(1.14%)	8.06%	4.69%
R4	R4 Shares Returns Before Taxes	(0.89%)	8.31%	4.97%
R5	R5 Shares Returns Before Taxes	(0.79%)	8.27%	4.95%
A	A Shares Returns Before Taxes	(5.25%)	7.21%	4.40%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(6.46%)	5.70%	2.72%
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.96%)	5.05%	2.74%
Barclays U.S. Aggregate Bond Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	4.55%